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Independent Accountants' Report on Applying Agreed-Upon Procedures
Automotive Rentals, Inc. (the ?Company?)
J.P. Morgan Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MUFG Securities Americas Inc.
Mizuho Securities USA LLC
(together, the ?Specified Parties?)
Re:   ARI Fleet Lease Trust 2017-A
We have performed the procedures described below, which were agreed to by the
Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled ?8. Final Data Tape 04.13.17.xlsx? (the
?Date File?) provided to us on April 13, 2017 containing information on 20,577 automobile lease contracts as of March 31, 2017 (the ?Leases?)which we were informed are intended to be included as collateral in the offering of ARI Fleet
Lease Trust 2017-A.  The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
*	The term ?compared? means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were attributable to rounding.
*	The term ?rounding? means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
*	The term ?Source Documents? means information provided or made available to us by the Company for each Sample Lease (defined below)
including the Motor Vehicle Lease Agreement, Certificate of Title, Lien
Statement, Application of Title or Lien Statement, Lease and Title
Instructions, the Client Master Contract, the Company?s Installment Database
System, Certificate of Insurance Coverage, or the Certificate of Liability
Insurance. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the
Lessee.
*	The term ?Titling Trust Owners Schedule? refers to the list of registered holders provided by the Company and attached to this report as
Exhibit B.
*	The term ?Additional Insured Schedule? refers to the list of additional insured entities provided by the Company and attached to this report as Exhibit C.
The Company is responsible for the specified attributes identified by the
Company in the Data File.
A.	We were instructed by the Company to select a random sample of 150
Leases (each a ?Sample Lease?) from the Data File and to perform the following agreed-upon procedures on each Sample Lease.  The Sample Leases are listed in Exhibit A attached hereto. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Leases that we were instructed to randomly select from the Data File.
B.	We compared the following attributes on the Data File to the corresponding information appearing on or derived from the Source Documents.
The Source Documents are listed in the order of priority until such attribute was agreed.
Attribute
Source Document(s)
Vehicle/Client Number
Motor Vehicle Lease Agreement
Current Principal Balance
Company?s Installment Database System
Original Term to Maturity
Motor Vehicle Lease Agreement
Initial Payment Date
Motor Vehicle Lease Agreement
State of Title
Certificate of Title, Lien Statement,
Application of Title or Lien Statement, or
Lease and Title Instructions
?New? or ?Used?
Classification
Motor Vehicle Lease Agreement or Certificate
of Title
Original Amount Financed
Motor Vehicle Lease Agreement
Monthly Payment
Motor Vehicle Lease Agreement
Interest Rate
Motor Vehicle Lease Agreement or Company?s
Installment Database System
Vehicle Make/Model
Motor Vehicle Lease Agreement
Management Fee
Motor Vehicle Lease Agreement, Company?s
Installment Database System, or Client
Master Contract
Open/Close End Lease Type
Motor Vehicle Lease Agreement
We found the information listed in the Data File regarding the Sample Leases to be in agreement with the corresponding information in the Source Documents.
C.	For each Sample Lease, we compared the name of the Owner as found on the Certificate of Title to the corresponding information in the Titling Trust
Owners Schedule.
D.	We obtained customer credit files (which contain information such as the customer?s credit limit, rating and outstanding credit) from the Company for each of the Sample Leases and observedthat an internal approval was provided (signed or stamped in the credit file) for each Sample Lease.  We make no representation as to the validity of such approval.
E.	We read the Motor Vehicle Lease Agreement for each of the Sample Leases and found that such Motor Vehicle Lease Agreements were signed.  We make no representation as to the validity of the signature.
F.	We obtained a list of all dispositions for 2016 from the Company that i ncluded the following information: (a) origination date, (b) customer name, (c)
vehicle make/model, (d) original vehicle cost, (e) book value at sale, (f) sale date, (g) sale proceeds, and (h) TRAC adjustment amount.  We randomly selected a Company-determined sample size of 40 dispositions from the 2016 list of dispositions and compared each of the above items (a), (b), (c), (d),
(e), (f), and (g) to the Company?s GDT internal accounting system of record and found them to be in agreement.  We recomputed item (h) as the difference between items (e) and (g) and compared that amount to the Company?s internal
TRAC records for the amount billed/credited to the customer and found it to be in agreement.
G.	The Company provided us with the single bank account number where collections were deposited.  We then obtained the Company?s account reconciliation report (dated December 31, 2016) and observed that the account number and balance agreed to the Company?s general ledger system.
H.	We read the Certificate of Insurance Coverage or the Certificate of
Liability Insurance provided by the Company for each Sample Lease and found the additional insured party to be one of the names on the Additional Insured
Schedule.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public
Accountants.  We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the specific attributes identified in the Data File.
Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, assumptions, and information indicated in the Data File, Source Documents or other information provided by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company,
(ii) the physical existence of the Leases, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts, or
(v) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address:
(i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii)
the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the
Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (?NRSRO?).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified
Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as
Specified Parties but who may have access to this report as required by law or regulation.
/s/ KPMG LLP
May 5, 2017


Exhibit A
Sample
Lease
Number
Asset Type
Sample
Lease
Number
Asset Type
Sample
Lease
Number
Asset Type
1
CAR
51
LD TRUCK
101
CAR
2
MD TRUCK
52
CAR
102
LD TRUCK
3
LD TRUCK
53
LD TRUCK
103
LD TRUCK
4
LD TRUCK
54
LD TRUCK
104
LD TRUCK
5
HD TRUCK
55
LD TRUCK
105
MD TRUCK
6
MD TRUCK
56
LD TRUCK
106
CAR
7
LD TRUCK
57
LD TRUCK
107
LD TRUCK
8
LD TRUCK
58
LD TRUCK
108
HD TRUCK
9
LD TRUCK
59
LD TRUCK
109
LD TRUCK
10
LD TRUCK
60
MD TRUCK
110
CAR
11
LD TRUCK
61
LD TRUCK
111
LD TRUCK
12
LD TRUCK
62
LD TRUCK
112
LD TRUCK
13
LD TRUCK
63
HD TRUCK
113
CAR
14
LD TRUCK
64
LD TRUCK
114
LD TRUCK
15
MD TRUCK
65
LD TRUCK
115
LD TRUCK
16
MD TRUCK
66
CAR
116
LD TRUCK
17
LD TRUCK
67
CAR
117
LD TRUCK
18
CAR
68
LD TRUCK
118
LD TRUCK
19
LD TRUCK
69
LD TRUCK
119
LD TRUCK
20
CAR
70
HD TRUCK
120
CAR
21
LD TRUCK
71
EQUIPMENT
121
LD TRUCK
22
LD TRUCK
72
LD TRUCK
122
LD TRUCK
23
LD TRUCK
73
     LD
TRUCK
123
HD TRUCK
24
LD TRUCK
74
LD TRUCK
124
LD TRUCK
25
LD TRUCK
75
LD TRUCK
125
CAR
26
LD TRUCK
76
LD TRUCK
126
LD TRUCK
27
LD TRUCK
77
LD TRUCK
127
LD TRUCK
28
LD TRUCK
78
CAR
128
LD TRUCK
29
LD TRUCK
79
LD TRUCK
129
LD TRUCK
30
LD TRUCK
80
     LD
TRUCK
130
LD TRUCK
31
LD TRUCK
81
LD TRUCK
131
LD TRUCK
32
LD TRUCK
82
HD TRUCK
132
LD TRUCK
33
LD TRUCK
83
CAR
133
LD TRUCK
34
LD TRUCK
84
CAR
134
LD TRUCK
35
LD TRUCK
85
LD TRUCK
135
MD TRUCK
36
MD TRUCK
86
LD TRUCK
136
CAR
37
LD TRUCK
87
MD TRUCK
137
LD TRUCK
38
CAR
88
LD TRUCK
138
HD TRUCK
39
HD TRUCK
89
LD TRUCK
139
LD TRUCK
40
LD TRUCK
90
LD TRUCK
140
LD TRUCK
41
MD TRUCK
91
LD TRUCK
141
LD TRUCK
42
LD TRUCK
92
LD TRUCK
142
LD TRUCK
43
LD TRUCK
93
CAR
143
LD TRUCK
44
LD TRUCK
94
MD TRUCK
144
CAR
45
LD TRUCK
95
LD TRUCK
145
LD TRUCK
46
LD TRUCK
96
LD TRUCK
146
LD TRUCK
47
CAR
97
LD TRUCK
147
CAR
48
LD TRUCK
98
LD TRUCK
148
HD TRUCK
49
HD TRUCK
99
LD TRUCK
149
HD TRUCK
50
MD TRUCK
100
LD TRUCK
150
EQUIPMENT

Exhibit B
Sample
Lease
Number
Titling Trust
Owner
Sample
Lease
Number
Titling Trust
Owner
Sample
Lease
Number
Titling Trust
Owner
1
ARI FLEET LT
51
ARI FLEET LT
LSR
101
ARI FLEET LT
2
ARI FLEET LT
52
ARI FLEET LT
102
ARI FLEET LT
3
ARI FLEET LT
53
ARI FLEET LT
103
ARI FLEET LT
4
ARI FLEET LT
54
ARI FLEET LT
LSR
104
ARI FLEET LT
LSR
5
ARI FLEET LT
55
ARI FLEET LT
105
ARI FLEET LT
INC
6
ARI FLEET LT
56
ARI FLEET LT
106
ARI FLEET LT
7
ARI FLEET LT
57
ARI FLEET LT
LSR
107
ARI FLEET INC
LSR
8
ARI FLEET LT A
BUSINESS TRUST
58
ARI FLEET LT
108
ARI FLEET LT
9
ARI FLEET LT
59
ARI FLEET LT
INC
109
ARI FLEET LT
10
ARI FLEET LT
60
ARI FLEET LT
110
ARI FLEET LT
11
ARI FLEET LT
61
ARI FLEET LT
LSR
111
ARI FLEET LT
12
ARI FLEET LT
62
ARI FLEET LT
112
ARI FLEET LT
13
ARI FLEET LT
LSR
63
ARI FLEET LT
113
ARI FLEET LT
14
ARI FLEET LT
64
ARI FLEET LT
114
ARI FLEET LT
15
ARI FLEET LT
65
ARI FLEET LT
115
ARI FLEET LT
LSR
16
ARI FLEET LT
66
ARI FLEET LT
116
ARI FLEET LT
LSR
17
ARI FLEET LT
67
ARI FLEET LT
LSR
117
ARI FLEET LT
18
ARI FLEET LT
68
ARI FLEET LT
118
ARI FLEET LT
19
ARI FLEET LT
69
ARI FLEET LT
119
ARI FLEET LT
20
ARI FLEET LT
70
ARI FLEET LT
120
ARI FLEET LT
21
ARI FLEET LT
71
ARI FLEET LT
INC
121
ARI FLEET LT
22
ARI FLEET LT
LESSOR
72
ARI FLEET LT
122
ARI FLEET LT
23
ARI FLEET LT
73
ARI FLEET LT
123
LSE ARI FLEET
LT
24
ARI FLEET LT
LESSOR
74
ARI FLEET LT
124
ARI FLEET LT
LSR
25
ARI FLEET LT
75
ARI FLEET LT
125
ARI FLEET LT
26
ARI Fleet LT
76
ARI FLEET LT
126
ARI FLEET LT
27
ARI Fleet LT
Inc- LSR
77
ARI FLEET LT
127
ARI FLEET LT
28
ARI Fleet LT
78
ARI FLEET LT
128
ARI FLEET LT
INC LSR
29
ARI Fleet
79
ARI FLEET LT
129
ARI FLEET LT
LSR
30
ARI Fleet LT
80
ARI FLEET LT
130
ARI FLEET LT
31
ARI Fleet LT
81
ARI FLEET LT
131
ARI FLEET LT
32
ARI Fleet LT
82
ARI FLEET LT
132
ARI FLEET LT
33
ARI Fleet LT
LSR
83
ARI FLEET LT
133
ARI FLEET LT
34
ARI Fleet LT
84
ARI FLEET LT
134
ARI FLEET LT
35
ARI Fleet LT
85
ARI FLEET LT
135
ARI FLEET LT
36
ARI Fleet LT
86
ARI FLEET LT
136
AUTOMOTIVE
RENTALS INC
37
ARI FLEET LT
LSR
87
ARI FLEET LT
137
ARI FLEET LT
38
ARI FLEET LT
LSR
88
ARI FLEET LT
138
ARI FLEET LT
LSR
39
ARI Fleet LT
89
ARI FLEET LT
139
ARI FLEET LT
40
ARI Fleet LT
90
ARI FLEET LT -
LSR
140
ARI FLEET LT
41
ARI Fleet LT
91
ARI FLEET LT
141
AR FLEET LT
42
ARI FLEET LT
INC
92
ARI FLEET LT
142
ARI FLEET LT
LSR
43
ARI Fleet LT
93
ARI FLEET LT
143
ARI FLEET LT
44
ARI FLEET LT
94
ARI FLEET LT
144
ARI FLEET LT
45
ARI FLEET LT
95
ARI FLEET LT
INC
145
ARI FLEET LT
46
ARI FLEET LT
96
ARI FLEET LT
LSR
146
ARI FLEET LT
47
ARI FLEET LT
LSR
97
ARI FLEET LT
147
ARI FLEET LT
48
ARI FLEET LT
98
ARI FLEET LT
148
ARI FLEET LT
49
ARI FLEET LT
LSR
99
ARI FLEET LT
149
ARI FLEET LT
50
ARI FLEET LT
100
ARI FLEET LT
150
ARI FLEET LT
LSR




Exhibit C
Sample
Lease
Number
Additional Insured
Sample
Lease
Number
Additional Insured
Sample
Lease
Number
Additional Insured
1
Automotive Rentals, Inc.
and ARI Fleet LT
51
Automotive Rentals, Inc.
and ARI Fleet LT
101
Automotive Rentals, Inc.
2
Automotive Rentals, Inc.
and ARI Fleet LT
52
Automotive Rental, Inc.
102
Automotive Rentals Inc.
3
ARI Fleet LT and
Automotive Rentals, Inc.
53
Automotive Rentals Inc.
103
ARI
4
ARI Fleet LT and ARI,
Automotive Rentals, Inc.
54
Automotive Rentals, Inc.
and ARI Fleet LT
104
Automotive Rentals, Inc.
ARI Fleet LT
5
Automotive Rentals, Inc
and ARI Fleet, LT
55
Automotive Resources
International
105
ARI
6
Automotive Rentals, Inc.
And ARI Fleet LT
56
ARI
106
ARI Fleet LT
7
Automotive Rentals, Inc.
And ARI Fleet LT
57
Automotive Rentals, Inc.
107
Automotive Rentals, Inc.
and ARI Fleet LT
8
Automotive Rentals, Inc.
and ARI Fleet LT
58
ARI Fleet LT
108
Automotive Rentals Inc.
9
Automotive Rental, Inc.
59
Automotive Resources
International
109
ARI Fleet LT and
Automotive Rentals, Inc.
10
Automotive Rental, Inc.
60
Automotive Rentals, Inc.
and ARI Fleet LT
110
ARI Fleet LT
11
Automotive Rentals, Inc.
and ARI Fleet LT
61
ARI, Automotive Rentals,
Inc. and ARI Fleet
111
Automotive Rentals, Inc.
and ARI Fleet LT
12
Automotive Rentals, Inc.
and ARI Fleet LT
62
Automotive Rentals, Inc.
and ARI Fleet LT
112
ARI, Automotive Rentals
Inc. and ARI Fleet LT
13
Automotive Rentals Inc &
ARI Fleet LT
63
AUTOMOTIVE RENTALS, INC.
AND ARI FLEET LT
113
Automotive Rentals, Inc.
14
ARI Fleet LT and
Automotive Rentals, Inc.
64
Automotive Rentals, Inc.
and ARI Fleet LT
114
ARI Fleet LT
15
Automotive Rentals, Inc.
and ARI Fleet LT
65
Automotive Rentals, Inc.
AND ARI Fleet LT.
115
ARI & ARI Fleet LT
16
Automotive Rentals, Inc.
and ARI Fleet LT
66
Automotive Rental, Inc.
116
Automotive Rentals, Inc.
and ARI Fleet LT
17
ARI, Automotive Rentals
Inc., and ARI Fleet LT
67
ARI Fleet LT
117
Automotive Resources
International
18
Automotive Rentals, Inc. &
ARI Fleet LT
68
Automotive Resources
International
118
Automotive Rentals Inc. &
ARI Fleet LT
19
Automotive Rentals, Inc.
and ARI Fleet LT
69
Automotive Rental, Inc.
119
Automotive Rentals Inc.
20
Automotive Rentals, Inc. &
ARI Fleet LT
70
Automotive Rentals, Inc.
and ARI Fleet LT
120
Automotive Rentals, Inc.
21
Automotive Rentals, Inc.
and ARI Fleet LT
71
Automotive Rentals, Inc.
and ARI Fleet LT
121
Automotive Rentals, Inc.
And ARI Fleet LT
22
Automotive Rentals, Inc.
and ARI Fleet LT
72
Automotive Rentals, Inc.
122
ARI & ARI Fleet LT
23
Automotive Rentals, Inc. &
ARI Fleet LT
73
ARI
123
ARI
24
Automotive Rentals, Inc.
and ARI Fleet LT
74
Automotive Rentals, Inc
and ARI Fleet LT
124
ARI
25
ARI, Automotive Rentals
Inc. and ARI Fleet LT
75
ARI Fleet LT
125
Automotive Rentals, Inc.
26
ARI, Automotive Rentals
Inc. and ARI Fleet LT
76
Automotive Rentals, Inc.
And ARI Fleet LT
126
Automotive Rentals Inc &
ARI Fleet LT
27
Automotive Rental, Inc.
77
ARI
127
ARI Fleet LT and
Automotive Rentals, Inc.
28
Automotive Rentals, Inc.
and ARI Fleet LT
78
Automotive Rentals, Inc.
and ARI Fleet LT
128
ARI Fleet LT
29
Automotive Rentals, Inc.
and ARI Fleet LT
79
Automotive Rentals, Inc.
and ARI Fleet LT
129
Automotive Rentals, Inc.
And ARI Fleet LT
30
 LTARI, Automotive
Rentals, Inc. and ARI
Fleet
80
ARI FLEET LT
130
Automotive Rental, Inc.
31
Automotive Rentals, Inc.
and ARI Fleet LT
81
Automotive Rentals, Inc.
and ARI Fleet LT
131
ARI, Automotive Rentals
Inc and ARI Fleet LT
32
Automotive Rentals, Inc.
and ARI Fleet LT
82
Automotive Rentals, Inc.
ARI Fleet LT
132
ARI Fleet LT
33
Automotive Rentals, Inc.
83
ARI Fleet LT
133
Automotive Rentals, Inc.
and ARI Fleet LT
34
Automotive Rentals, Inc.
and ARI Fleet LT
84
Automotive Rentals, Inc.
and ARI Fleet LT
134
Automotive Rentals, Inc
35
***Insured Copy***
85
ARI Fleet LT
135
Automotive Rentals, Inc.
and ARI Fleet LT
36
Automotive Rentals, Inc.
and ARI Fleet LT
86
Automotive Rentals, Inc.
And ARI Fleet LT
136
Automotive Rentals, Inc. &
ARI Fleet LT
37
ARI Fleet LT and
Automotive Rentals Inc
87
Automotive Rentals, Inc.
and ARI Fleet LT
137
ARI Fleet LT and
Automotive Rentals, Inc.
38
ARI, Automotive Rentals
Inc and ARI Fleet LT 4001
Leadenhail Road P.O. Box
5039
88
Automotive Rentals, Inc.
and ARI Fleet LT
138
Automotive Rentals, Inc.
And Ari Fleet Lt
39
Automotive Rentals, Inc.
and ARI Fleet LT
89
Automotive Rentals, Inc
and ARI Fleet LT
139
ARI Fleet LT and
Automotive Rentals, Inc.
40
Automotive Rentals, Inc.
90
AUTOMOTIVE RENTALS INC
140
ARI & ARI Fleet LT
41
Automotive Rentals, Inc.
and ARI Fleet LT
91
Automotive Rentals Inc.
141
Automotive Rentals, Inc.
AND ARI Fleet LT.
42
ARI Fleet LT
92
Automotive Rental, Inc.
142
ARI, Automotive Rentals
Inc and ARI Fleet LT
43
Automotive Rentals, Inc.
and ARI Fleet LT
93
Automotive Rentals, Inc.
143
Automotive Rentals, Inc.
and ARI Fleet LT
44
Automotive Rental, Inc.
94
Automotive Rentals, Inc.
and ARI Fleet LT
144
ARI Fleet LT
45
ARI
95
Automotive Rentals, Inc.
145
ARI Fleet LT
46
Automotive Resources
International
96
ARI
146
ARI, Automotive Rentals,
Inc. and ARI Fleet LT
47
Automotive Resources
International
97
Automotive Rentals, Inc.
and ARI Fleet LT
147
Automotive Rentals Inc. &
ARI Fleet LT
48
Automotive Rentals, Inc.
And ARI Fleet LT
98
Automotive Rentals, Inc.
148
Automotive Rentals, Inc.
and ARI Fleet LT
49
Automotive Rentals, Inc.
99
ARI Fleet LT
149
Automotive Rentals, Inc. &
ARI Fleet LT
50
Automotive Rentals, Inc.
100
ARI Fleet LT
150
Automotive Rentals, Inc.
And Ari Fleet Lt


			5